Personnel expenses	12 Months Ended
Mar. 31, 2020
Personnel expenses
Personnel Expenses

11.  Personnel expenses

	March 31,
	2018	2019	2020
Salaries, wages and other short term employee benefits	1,981,076	2,076,918	1,608,958
Contributions to defined contribution plans	104,958	105,863	86,678
Expenses related to defined benefit plans (refer to Note 34)	26,589	24,575	25,642
Share based compensation costs	729,920	282,883	5,135
Employee welfare expenses	60,297	59,975	50,860
Total	2,902,840	2,550,214	1,777,273